ORGANIZATION - FINANCIAL INFORMATION (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Organization
Pledge or collateralization of assets						¥ 0
Current assets:
Cash and cash equivalents		$ 3,725				25,930,000		¥ 41,127,000
Accounts receivable (net of allowance for doubtful accounts of RMB80,612 and RMB80,484 (US$11,706) as of December 31, 2017 and 2018, respectively)		15,170				105,608,000		210,476,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		11,850			¥ 81,301,000	82,495,000	$ 11,832	82,366,000
Prepaid expenses and other current assets, net		16,937				117,912,000		169,635,000
Amounts due from subsidiaries held for sale		64				447,000		2,698,000
Total current assets		87,254				607,443,000		1,010,747,000
Non-current assets:
Property and equipment, net		56,971				396,620,000		415,067,000
Intangible assets, net		11				79,000		143,000
Long term investments		4,327				30,126,000		30,148,000
Operating lease right-of-use asset		18,876				131,408,000		0
Long term deposits and other non-current assets		6,665				46,399,000		68,312,000
Total non-current assets		133,405				928,737,000		835,122,000
TOTAL ASSETS		220,659				1,536,180,000		1,845,869,000
Current liabilities:
Accounts payable		39,977				278,312,000		339,263,000
Accrued employee benefits		5,442				37,885,000		36,794,000
Accrued expenses and other payables		9,968				69,393,000		47,634,000
Other payables		149,610				1,041,553,000		1,403,854,000
Income tax payable		13,286				92,491,000		85,025,000
Amounts due to subsidiaries held for sale								737,000
Current portion of capital lease obligations		3,743				26,057,000		20,299,000
Current portion of operating lease liability		6,016				41,882,000		0
Deferred government grant		43				302,000		1,696,000
Total current liabilities		274,791				1,913,033,000		2,015,567,000
Non-current liabilities:
Non-current portion of operating lease liabilities		17,576				122,360,000		0
Deferred government grant		2,061				14,350,000		14,350,000
Total non-current liabilities		30,585				212,924,000		370,280,000
Total liabilities		305,376				2,125,957,000		2,385,847,000
Net revenues
-Third party customers		2,104	¥ 14,652,000	¥ 16,046,000
Net (loss)/profit		(7,570)	(52,705,000)	(25,813,000)	(371,166,000)
Net cash provided by /(used in) operating activities		15,652	108,944,000	(41,659,000)	(99,039,000)
Net cash used in investing activities		(5,126)	(35,678,000)	(160,811,000)	(89,295,000)
Net cash used in financing activities		(11,268)	(78,452,000)	140,596,000	149,007,000
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents		565				3,936,000		14,557,000
Restricted cash		1,859				12,939,000		3,169,000
Accounts receivable (net of allowance for doubtful accounts of RMB80,612 and RMB80,484 (US$11,706) as of December 31, 2017 and 2018, respectively)		6,825				47,516,000		72,844,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		11,468				79,839,000		80,484,000
Prepaid expenses and other current assets, net		2,005				13,957,000		12,711,000
Amounts due from inter-companies		6,970				48,522,000		9,572,000
Total current assets		18,224				126,870,000		112,853,000
Non-current assets:
Property and equipment, net		379				2,642,000		2,291,000
Intangible assets, net		4				27,000		35,000
Long term investments		1,448				10,081,000		10,103,000
Operating lease right-of-use asset		17,884				124,502,000
Long term deposits and other non-current assets		379				2,640,000		4,711,000
Total non-current assets		20,094				139,892,000		17,140,000
TOTAL ASSETS		38,318				266,762,000		129,993,000
Current liabilities:
Accounts payable		37,562				261,502,000		316,963,000
Accrued employee benefits		3,881				27,016,000		24,898,000
Accrued expenses and other payables		3,605				25,098,000		38,915,000
Other payables		897				6,248,000		15,072,000
Income tax payable		1,665				11,594,000		10,991,000
Amounts due to inter-companies	[1]	37,402				260,385,000		263,551,000
Amounts due to subsidiaries held for sale		312,018				0		737,000
Current portion of capital lease obligations		0				0		1,284,000
Current portion of operating lease liability		5,768				40,155,000		0
Deferred government grant		43				302,000		1,696,000
Total current liabilities		90,823				632,300,000		674,107,000
Non-current liabilities:
Non-current portion of operating lease liabilities		16,867				117,428,000		0
Deferred government grant		2,061				14,350,000		14,350,000
Total non-current liabilities		18,928				131,778,000		14,350,000
Total liabilities		109,751				¥ 764,078,000		¥ 688,457,000
Net revenues
-Third party customers		41,319	287,653,000	344,108,000	479,012,000
-Inter-companies		76,527	532,766,000	499,017,000	342,035,000
Net (loss)/profit		$ (8,761)	¥ (60,994,000)	¥ 105,324,000	¥ (88,547,000)

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.